Taxation - Taxation in Consolidated Statement of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax	¥ 39,388	¥ 40,270	¥ 37,258
Deferred tax
Origination and reversal of temporary differences, net (note 21)	(3,510)	(6,051)	(1,916)
Taxation	35,878	34,219	35,342
The mainland of China and other countries and regions [member]
Current tax
Current tax	38,957	39,870	36,989
Hong Kong [member]
Current tax
Current tax	¥ 431	¥ 400	¥ 269